Risks Arising From Financial Instruments - Disclosure of Financial Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Non-current	$ 109,995	$ 99,684
Current	26,625	28,696
Trades and other payables [member]
Disclosure of financial liabilities [line items]
Trade and other payables	17,085	21,189
Secured bank loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	48	71
Current interest-bearing loans and borrowings	995	790
Unsecured bank loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	55	50
Current interest-bearing loans and borrowings	133	135
Secured other loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	104,162	95,674
Current interest-bearing loans and borrowings	1,916	2,532
Unsecured other loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	81	77
Current interest-bearing loans and borrowings	16	20
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	1,688	1,692
Current interest-bearing loans and borrowings	352	333
Commercial paper [Member]
Disclosure of financial liabilities [line items]
Current interest-bearing loans and borrowings	3,072	1,599
Cash and bank overdrafts [Member]
Disclosure of financial liabilities [line items]
Current interest-bearing loans and borrowings	153	68
Derivatives not designated [member] | Equity swaps [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	6,350	3,146
Derivatives not designated [member] | Cross currency interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	47	140
Derivatives not designated [member] | Other interest rate derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	9	156
Derivatives designated [member]
Disclosure of financial liabilities [line items]
Total	136,620	128,381
Derivatives designated [member] | Equity swaps [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	54	31
Derivatives designated [member] | Cross currency interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	69	35
Derivatives designated [member] | Other interest rate derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	2	107
Derivatives designated [member] | Forward exchange contracts [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	84	435
Derivatives designated [member] | Interest rate swap [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	0	4
Derivatives designated [member] | Other commodity derivatives [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	$ 250	$ 97